Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provisions

	2022	2021
	£’000	£’000
At January 1,	537	535
Provisions made during the year	700	—
Unwind of discount rate	6	2
At December 31,	1,243	537